Investment Strategy - Simplify National Muni Bond ETF	May 18, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objectives by investing primarily in investment grade U.S. municipal bonds.

Municipal Bond Strategy

The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. municipal bonds. Municipal bonds are debt securities issued by states, counties, municipalities, authorities, agencies, or other subdivisions, as well as the District of Columbia and U.S. territories such as Puerto Rico, Guam and the Mariana Islands or U.S. Virgin Islands. Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments specific projects or public facilities, housing projects, industrial projects, hospitals, schools, mass transportation, stadiums, waterworks and sewer systems and highways. Although the sub-adviser will target investments across municipal securities that finance a variety of projects, from time to time, the Fund may have significant positions in municipal securities that finance projects that are similar in type, scope, or geographic area.

Municipal securities typically are classified as general or revenue obligations.

●	General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

●	Revenue Bonds. The full faith, credit and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond generally is the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.

The Fund will invest in municipal securities that the sub-adviser believes will provide the best balance between, on the one hand, the potential for income, and on the other hand, risk profile, within the Fund’s range of allowable investments at any given time. In selecting municipal securities for the Fund’s portfolio, the sub-adviser may acquire securities that pay fixed, floating or variable rates of interest. The sub-adviser may also sell securities on an opportunistic basis for capital appreciation or because of a decline in credit quality, change in tax characterization, or availability of securities that the sub-adviser believes offer better investment opportunities.

In selecting municipal securities for the Fund’s portfolio, the sub-adviser will consider one or more of the following factors, including, without limitation, credit and risk profile, structure, pricing, portfolio impact, duration, restructuring, and tax impact. The municipal bonds acquired for the Fund will generally be tax-exempt, although the Fund may also invest in taxable bonds. While the Fund may invest in municipal securities rated in any category by a nationally recognized rating service (or unrated securities of comparable quality), the Fund focuses on investment grade securities. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization or unrated securities of comparable quality. For example, securities rated AAA, AA, A or BBB (including modifiers, sub-categories or gradations) by Standard & Poor’s, would be rated in the first, second, third or fourth ratings category, respectively. Although the investments in the Fund’s municipal bond strategy portfolio are not limited to securities of a particular maturity range, and the Fund otherwise has no set duration parameters, the sub-adviser anticipates targeting a municipal bond portfolio with an average duration of ten or more years.

Additional Municipal Bond Strategy Techniques.

The Fund may also seek to increase or hedge exposure to the municipal securities markets by investing in long or short positions in municipal securities, U.S. government securities, securities of other investment companies (e.g., mutual funds, exchange-traded funds and closed-end funds), or in securities that provide related exposure, including derivative instruments such as puts, options, swaps, and repurchase agreements. The Fund may also leverage investments by using interest rate hedges or generally using different margin arrangements.

The Fund’s 80% policy may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

If the Fund writes options or enters into swaps, the Fund is required to post collateral to assure its performance. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.